UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22048

Investment Company Act File Number

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio

January 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 76.6%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.5%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$2,106,095

Total Albania			$2,106,095

Bangladesh — 1.1%
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	$999,248
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,654,985
Bangladesh Treasury Bond, 11.70%, 6/5/18	BDT	140,000	1,848,380

Total Bangladesh			$4,502,613

Bermuda — 0.5%
Government of Bermuda, 4.854%, 2/6/24(2)	USD	1,265	$1,255,539
Government of Bermuda, 5.603%, 7/20/20(2)	USD	900	977,400

Total Bermuda			$2,232,939

Bosnia and Herzegovina — 0.8%
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/14	BAM	17	$11,390
Bosnia & Herzegovina Government Bond, 2.50%, 9/30/14	BAM	86	59,159
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76	52,408
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120	82,365
Republic of Srpska, 1.50%, 6/30/23	BAM	325	162,453
Republic of Srpska, 1.50%, 10/30/23	BAM	264	128,363
Republic of Srpska, 1.50%, 12/15/23	BAM	48	23,165
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,385,575
Republic of Srpska, 1.50%, 6/9/25	BAM	534	228,142
Republic of Srpska, 1.50%, 12/24/25	BAM	581	245,963
Republic of Srpska, 1.50%, 9/25/26	BAM	271	110,971

Total Bosnia and Herzegovina			$3,489,954

Brazil — 3.3%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314	$8,256,129
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127	5,759,001
Republic of Brazil, 10.25%, 1/10/28	BRL	620	245,354

Total Brazil			$14,260,484

Colombia — 3.4%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$3,399,103
Republic of Colombia, 9.85%, 6/28/27	COP	1,000,000	606,372
Republic of Colombia, 12.00%, 10/22/15	COP	12,498,000	6,926,543
Titulos De Tesoreria B, 8.00%, 10/28/15	COP	727,000	378,732
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000	3,266,807

Total Colombia			$14,577,557

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	59,111	$98,036
Titulo Propiedad UD, 1.63%, 7/13/16(4)	CRC	6,641	12,763

Total Costa Rica			$110,799

Croatia — 0.8%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	2,657	$3,502,129

Total Croatia			$3,502,129

Security	Principal Amount (000’s omitted)		Value
Fiji — 0.2%
Republic of Fiji, 9.00%, 3/15/16	USD	688	$729,841

Total Fiji			$729,841

Ghana — 0.1%
Ghana Government Bond, 16.90%, 3/7/16	GHS	356	$143,018
Ghana Government Bond, 21.00%, 10/26/15	GHS	600	258,247

Total Ghana			$401,265

Guatemala — 0.2%
Republic of Guatemala, 4.875%, 2/13/28(2)	USD	1,100	$991,375

Total Guatemala			$991,375

Hungary — 5.0%
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,100,000	$4,887,986
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000	837,751
Hungary Government Bond, 6.50%, 6/24/19	HUF	274,340	1,250,650
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520	7,118,448
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980	5,169,849
Hungary Government Bond, 8.00%, 2/12/15	HUF	455,000	2,052,268

Total Hungary			$21,316,952

Indonesia — 7.4%
Indonesia Government Bond, 6.25%, 4/15/17	IDR	8,055,000	$627,074
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	2,108,671
Indonesia Government Bond, 7.375%, 9/15/16	IDR	12,906,000	1,039,033
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	375,385
Indonesia Government Bond, 8.25%, 6/15/32	IDR	30,296,000	2,203,256
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,074,049
Indonesia Government Bond, 9.00%, 9/15/18	IDR	13,080,000	1,103,788
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	2,953,427
Indonesia Government Bond, 9.50%, 7/15/31	IDR	63,823,000	5,233,277
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	462,324
Indonesia Government Bond, 10.00%, 7/15/17	IDR	10,200,000	881,785
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,908,778
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	725,890
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,928,774
Indonesia Government Bond, 10.50%, 8/15/30	IDR	30,978,000	2,742,302
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000	967,297
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000	1,337,123
Indonesia Government Bond, 11.00%, 9/15/25	IDR	16,440,000	1,508,010
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000	2,339,926

Total Indonesia			$31,520,169

Ivory Coast — 0.2%
Ivory Coast, 5.75%, 12/31/32(2)	USD	822	$717,195

Total Ivory Coast			$717,195

Jamaica — 0.2%
Government of Jamaica, 8.00%, 6/24/19	USD	100	$101,000
Government of Jamaica, 10.625%, 6/20/17	USD	615	678,806

Total Jamaica			$779,806

Security	Principal Amount (000’s omitted)		Value
Jordan — 1.3%
Jordan Government Bond, 7.387%, 8/30/14	JOD	800	$1,156,813
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	4,500	4,500,000

Total Jordan			$5,656,813

Kenya — 0.5%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$2,033,579

Total Kenya			$2,033,579

Lebanon — 0.5%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	400	$403,607
Lebanese Republic, 8.50%, 1/19/16(1)	USD	850	917,490
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	326,560	221,024
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	595,920	403,515

Total Lebanon			$1,945,636

Malaysia — 3.8%
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125	$1,105,455
Malaysia Government Bond, 3.741%, 2/27/15	MYR	14,876	4,479,074
Malaysia Government Bond, 4.16%, 7/15/21	MYR	8,297	2,470,391
Malaysia Government Bond, 4.24%, 2/7/18	MYR	15,775	4,801,775
Malaysia Government Bond, 4.378%, 11/29/19	MYR	3,750	1,140,728
Malaysia Government Bond, 4.392%, 4/15/26	MYR	4,047	1,202,710
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480	1,032,565

Total Malaysia			$16,232,698

Mexico — 4.9%
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800	$1,676,192
Mexican Bonos, 7.50%, 6/3/27	MXN	30,480	2,380,125
Mexican Bonos, 7.75%, 12/14/17	MXN	9,500	779,300
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018	1,746,667
Mexican Bonos, 8.50%, 12/13/18	MXN	6,833	578,036
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	3,251,035
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,936,924
Mexican Bonos, 9.50%, 12/18/14	MXN	10,326	811,041
Mexican Bonos, 10.00%, 12/5/24	MXN	35,460	3,333,349
Mexican Bonos, 10.00%, 11/20/36	MXN	38,390	3,577,676

Total Mexico			$21,070,345

Netherlands — 0.2%
Republic of Mozambique, 6.305%, 9/11/20(1)	USD	793	$745,420

Total Netherlands			$745,420

Nigeria — 0.4%
Nigeria Treasury Bond, 16.00%, 6/29/19	NGN	251,000	$1,680,432

Total Nigeria			$1,680,432

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(2)	USD	458	$445,405

Total Paraguay			$445,405

Peru — 1.3%
Republic of Peru, 6.90%, 8/12/37(1)	PEN	4,730	$1,565,710
Republic of Peru, 6.90%, 8/12/37	PEN	2,700	893,746
Republic of Peru, 7.84%, 8/12/20	PEN	1,782	704,215
Republic of Peru, 8.20%, 8/12/26	PEN	5,775	2,332,605

Total Peru			$5,496,276

Security	Principal Amount (000’s omitted)		Value
Philippines — 1.6%
Republic of the Philippines, 4.95%, 1/15/21	PHP	139,000	$3,242,981
Republic of the Philippines, 6.25%, 1/14/36	PHP	124,000	2,908,412
Republic of the Philippines, 9.125%, 9/4/16	PHP	29,510	758,479

Total Philippines			$6,909,872

Poland — 0.9%
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575	$1,186,036
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420	1,846,951
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900	968,001

Total Poland			$4,000,988

Romania — 2.4%
Romania Government Bond, 5.75%, 1/27/16	RON	10,920	$3,406,547
Romania Government Bond, 5.85%, 7/28/14	RON	2,530	767,363
Romania Government Bond, 5.90%, 7/26/17	RON	14,920	4,724,864
Romania Government Bond, 6.00%, 4/30/15	RON	1,510	468,680
Romania Government Bond, 6.00%, 4/30/16	RON	3,000	940,470
Romania Government Bond, 6.25%, 10/25/14	RON	560	171,035

Total Romania			$10,478,959

Russia — 9.2%
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	250,000	$7,131,788
Russia Foreign Bond, 7.85%, 3/10/18(2)	RUB	565,000	16,117,842
Russia Government Bond, 7.00%, 6/3/15	RUB	242,513	6,952,683
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000	1,964,067
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974	2,957,805
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	4,163,610

Total Russia			$39,287,795

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(2)	USD	1,174	$1,135,845

Total Rwanda			$1,135,845

Serbia — 3.6%
Republic of Serbia, 5.875%, 12/3/18(2)	USD	4,200	$4,292,843
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	23,880	275,320
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	168,680	1,910,613
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	46,780	547,586
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590	1,283,253
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	454,900	5,294,444
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	75,400	884,202
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	1,118,068

Total Serbia			$15,606,329

Slovenia — 1.9%
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	826	$1,113,703
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	1,602	2,156,339
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	640	854,104
Republic of Slovenia, 5.85%, 5/10/23(2)	USD	3,739	3,827,764

Total Slovenia			$7,951,910

South Africa — 3.7%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175	$4,132,404
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745	3,732,354
Republic of South Africa, 7.00%, 2/28/31	ZAR	70,285	5,085,904
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430	1,761,612
Republic of South Africa, 10.50%, 12/21/26	ZAR	13,176	1,325,860

Total South Africa			$16,038,134

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 1.9%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	1,200	$1,155,000
Republic of Sri Lanka, 5.875%, 7/25/22(2)	USD	1,140	1,097,250
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	390	393,900
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	950	959,500
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	500	501,250
Republic of Sri Lanka, 7.40%, 1/22/15(2)	USD	100	104,375
Sri Lanka Government Bond, 7.00%, 3/1/14	LKR	49,400	377,784
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	72,400	521,465
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	235,540	1,780,036
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	26,130	192,663
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	162,870	1,253,971

Total Sri Lanka			$8,337,194

Tanzania — 0.1%
United Republic of Tanzania, 6.392%, 3/9/20(1)(5)	USD	400	$419,000

Total Tanzania			$419,000

Thailand — 4.0%
Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041	$3,679,029
Kingdom of Thailand, 3.25%, 6/16/17	THB	134,760	4,131,551
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668	1,856,254
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600	1,387,932
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371	1,926,289
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000	960,953
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500	3,240,356

Total Thailand			$17,182,364

Turkey — 6.3%
Hazine Mustesarligi Varlik Kiralama AS, 4.557%, 10/10/18(2)	USD	1,541	$1,523,664
Turkey Government Bond, 4.00%, 4/1/20(4)	TRY	12,038	5,476,964
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100	2,196,253
Turkey Government Bond, 9.00%, 3/8/17	TRY	13,255	5,649,470
Turkey Government Bond, 9.50%, 1/12/22	TRY	2,858	1,224,391
Turkey Government Bond, 10.50%, 1/15/20	TRY	23,798	10,690,564

Total Turkey			$26,761,306

Uganda — 0.2%
Uganda Government Bond, 14.125%, 12/1/16	UGX	2,402,300	$992,481

Total Uganda			$992,481

Uruguay — 0.8%
Monetary Regulation Bill, 0.00%, 2/27/14(4)	UYU	2,173	$97,809
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	6,755	280,563
Monetary Regulation Bill, 0.00%, 3/26/15(4)	UYU	37,709	1,608,116
Monetary Regulation Bill, 0.00%, 7/2/15(4)	UYU	20,448	860,834
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	4,080	149,620
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	348,744

Total Uruguay			$3,345,686

Venezuela — 0.5%
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	2,168	$2,124,640

Total Venezuela			$2,124,640

Vietnam — 2.5%
Republic of Vietnam, 7.00%, 7/15/16	VND	150,000,000	$7,127,712
Republic of Vietnam, 7.20%, 10/31/15	VND	50,000,000	2,396,509

Security	Principal Amount (000’s omitted)		Value
Republic of Vietnam, 12.15%, 1/16/17	VND	20,000,000	$1,071,683

Total Vietnam			$10,595,904

Total Foreign Government Bonds (identified cost $381,361,843)			$327,714,184

Foreign Corporate Bonds — 1.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 1.1%
Bank of Georgia JSC, 4.00%, 1/8/15	USD	4,734	$4,738,699

Total Georgia			$4,738,699

Venezuela — 0.5%
Petroleos de Venezuela SA, 4.90%, 10/28/14	USD	2,272	$2,113,315

Total Venezuela			$2,113,315

Total Foreign Corporate Bonds (identified cost $6,892,763)			$6,852,014

Currency Call Options Purchased — 0.0%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Citibank NA	COP	3,390,172	COP	1,757.00	2/18/14	$56
Colombian Peso	Citibank NA	COP	3,260,210	COP	1,757.00	2/18/14	53
Colombian Peso	Citibank NA	COP	2,931,987	COP	1,757.00	2/18/14	48
Colombian Peso	Citibank NA	COP	2,184,500	COP	1,757.00	2/18/14	36
Colombian Peso	Citibank NA	COP	1,346,297	COP	1,757.00	2/18/14	22
Colombian Peso	JPMorgan Chase Bank	COP	1,292,350	COP	1,757.00	2/18/14	21
Colombian Peso	JPMorgan Chase Bank	COP	1,105,529	COP	1,757.00	2/18/14	18
Colombian Peso	JPMorgan Chase Bank	COP	797,200	COP	1,757.00	2/18/14	13

Total Currency Call Options Purchased (identified cost $106,927)							$267

Currency Put Options Purchased — 0.0%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Bank of America	GBP	9,107	GBP	1.35	3/13/14	$105
British Pound Sterling	Citibank NA	GBP	6,711	GBP	1.40	3/13/14	110
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	4,336	GBP	1.35	3/13/14	50
Yuan Renminbi	Goldman Sachs International	CNY	9,463	CNY	6.35	10/7/14	3,029
Yuan Renminbi	JPMorgan Chase Bank	CNY	8,777	CNY	6.35	9/30/14	2,810
Yuan Renminbi	Standard Chartered Bank	CNY	17,950	CNY	6.25	4/7/14	447
Yuan Renminbi Offshore	Goldman Sachs International	CNH	17,950	CNH	6.25	4/4/14	375
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	18,240	CNH	6.35	10/6/14	6,256

Total Currency Put Options Purchased (identified cost $400,523)							$13,182

Short-Term Investments — 18.0%

Foreign Government Securities — 13.1%

Security	Principal Amount (000’s omitted)		Value
Kenya — 3.3%
Kenya Treasury Bill, 0.00%, 3/24/14	KES	16,750	$191,390
Kenya Treasury Bill, 0.00%, 4/14/14	KES	81,700	928,700
Kenya Treasury Bill, 0.00%, 4/21/14	KES	319,800	3,628,977
Kenya Treasury Bill, 0.00%, 6/9/14	KES	210,000	2,350,459
Kenya Treasury Bill, 0.00%, 6/16/14	KES	177,000	1,976,928
Kenya Treasury Bill, 0.00%, 8/18/14	KES	69,000	756,100
Kenya Treasury Bill, 0.00%, 10/20/14	KES	206,800	2,226,737
Kenya Treasury Bill, 0.00%, 12/15/14	KES	209,800	2,224,017

Total Kenya			$14,283,308

Lebanon — 3.6%
Lebanon Treasury Bill, 0.00%, 4/10/14	LBP	355,850	$234,756
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	351,630	231,759
Lebanon Treasury Bill, 0.00%, 4/24/14	LBP	677,600	446,194
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	212,000	139,325
Lebanon Treasury Bill, 0.00%, 5/22/14	LBP	640,600	420,213
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	9,652,230	6,319,721
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	544,100	354,837
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	260,830	169,940
Lebanon Treasury Bill, 0.00%, 7/17/14	LBP	1,144,130	744,562
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	355,260	230,969
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	521,000	334,810
Lebanon Treasury Note, 7.84%, 12/4/14	LBP	8,170,730	5,552,974

Total Lebanon			$15,180,060

Nigeria — 1.6%
Nigeria Treasury Bill, 0.00%, 2/6/14	NGN	149,445	$916,932
Nigeria Treasury Bill, 0.00%, 2/20/14	NGN	165,800	1,013,904
Nigeria Treasury Bill, 0.00%, 3/6/14	NGN	734,208	4,468,894
Nigeria Treasury Bill, 0.00%, 3/20/14	NGN	95,500	578,542

Total Nigeria			$6,978,272

Philippines — 0.4%
Philippine Treasury Bill, 0.00%, 2/5/14	PHP	20,560	$453,625
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	64,820	1,424,888

Total Philippines			$1,878,513

Serbia — 0.7%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	129,310	$1,497,911
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	121,360	1,392,602

Total Serbia			$2,890,513

Sri Lanka — 2.7%
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	623,900	$4,751,852
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	169,860	1,292,057
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	151,860	1,150,683
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	52,140	394,048
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	26,640	198,445
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	63,570	464,843
Sri Lanka Treasury Bill, 0.00%, 10/31/14	LKR	202,990	1,476,475
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	130,030	935,866
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	128,850	924,872

Total Sri Lanka			$11,589,141

Security	Principal Amount (000’s omitted)		Value
Uganda — 0.1%
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	336,000	$122,845
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	336,000	121,618

Total Uganda			$244,463

Uruguay — 0.4%
Monetary Regulation Bill, 0.00%, 4/16/14(4)	UYU	18,278	$817,083
Monetary Regulation Bill, 0.00%, 5/16/14(4)	UYU	11,939	531,221
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	4,400	180,408
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	3,100	122,370

Total Uruguay			$1,651,082

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	1,975	$331,478
Zambia Treasury Bill, 0.00%, 8/11/14	ZMW	1,500	249,546
Zambia Treasury Bill, 0.00%, 8/25/14	ZMW	2,100	347,455
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	290	47,832
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	2,800	458,233

Total Zambia			$1,434,544

Total Foreign Government Securities (identified cost $57,095,509)			$56,129,896

U.S. Treasury Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/20/14(6)	$4,900	$4,899,662

Total U.S. Treasury Obligations (identified cost $4,899,584)		$4,899,662

Repurchase Agreements — 1.9%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 1/17/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 790,736, collateralized by EUR 700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $1,078,011.	EUR	791	$1,066,821
Dated 1/17/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 1,101,008, collateralized by EUR 900,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $1,500,298.	EUR	1,101	1,485,424
Dated 1/17/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 1,165,811, collateralized by EUR 980,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $1,583,171.	EUR	1,166	1,572,853
Dated 1/31/14 with a maturity date of 2/19/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 711,625, collateralized by USD 730,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $713,071.	USD	712	711,750

Description	Principal Amount (000’s omitted)		Value
Barclays Bank PLC:
Dated 1/16/14 with a maturity date of 2/21/14, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 793,561, collateralized by USD 720,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $796,823.	USD	794	$793,800
Dated 1/23/14 with a maturity date of 2/14/14, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 393,840, collateralized by USD 405,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $395,608.	USD	394	393,863
Nomura International PLC:
Dated 1/3/14 with a maturity date of 2/7/14, an interest rate of 0.03% and repurchase proceeds of EUR 1,506,609, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $2,049,904.	EUR	1,507	2,031,912

Total Repurchase Agreements (identified cost $8,083,275)			$8,056,423

Other — 1.8%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(7)		$7,838	$7,838,132

Total Other (identified cost $7,838,132)			$7,838,132

Total Short-Term Investments (identified cost $77,916,500)			$76,924,113

Total Investments — 96.2% (identified cost $466,678,556)			$411,503,760

Currency Call Options Written — (0.0)%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	JPMorgan Chase Bank	COP	3,195,079	COP	1,757.00	2/18/14	$(52)

Total Currency Call Options Written (premiums received $165)							$(52)

Currency Put Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Deutsche Bank	INR	135,206	INR	67.00	6/16/14	$(35,426)
Indian Rupee	Goldman Sachs International	INR	128,960	INR	65.00	6/9/14	(49,356)
Indian Rupee	Goldman Sachs International	INR	222,192	INR	72.00	7/1/14	(26,737)
Indian Rupee	JPMorgan Chase Bank	INR	131,235	INR	65.00	6/9/14	(50,227)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	JPMorgan Chase Bank	INR	114,168	INR	67.00	6/16/14	$(29,914)
Indian Rupee	JPMorgan Chase Bank	INR	254,882	INR	70.00	6/19/14	(38,028)
Indian Rupee	JPMorgan Chase Bank	INR	211,608	INR	72.00	7/1/14	(25,463)

Total Currency Put Options Written (premiums received $324,746)							$(255,151)

Other Assets, Less Liabilities — 3.9%							$16,525,936

Net Assets — 100.0%							$427,774,493

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	-	Bosnia - Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EUR	-	Euro

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2014, the aggregate value of these securities is $23,963,406 or 5.6% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $33,445,997 or 7.8% of the Portfolio’s net assets.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $5,414.

Securities Sold Short — (0.9)%

Foreign Government Bonds — (0.9)%

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — (0.4)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(730)	$(700,800)
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(405)	(388,800)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(720)	(779,400)

Total Dominican Republic			$(1,869,000)

Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(2,041,591)

Total Germany			$(2,041,591)

Total Foreign Government Bonds (proceeds $3,879,252)			$(3,910,591)

Total Securities Sold Short (proceeds $3,879,252)			$(3,910,591)

EUR	-	Euro

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2014 were $12,490,194 or 2.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/3/14	Euro 132,502	United States Dollar 179,247	Goldman Sachs International	$542	$—	$542
2/3/14	Hungarian Forint 474,427,902	United States Dollar 2,082,039	JPMorgan Chase Bank	32,122	—	32,122
2/3/14	Japanese Yen 159,861,000	United States Dollar 1,627,912	Nomura International PLC	63,255	—	63,255
2/3/14	Japanese Yen 6,786,000	United States Dollar 69,104	Nomura International PLC	2,685	—	2,685
2/3/14	United States Dollar 67,125	Japanese Yen 6,786,000	Goldman Sachs International	—	(706)	(706)
2/3/14	United States Dollar 180,996	Euro 132,502	Goldman Sachs International	—	(2,291)	(2,291)
2/3/14	United States Dollar 1,581,285	Japanese Yen 159,861,000	Goldman Sachs International	—	(16,628)	(16,628)
2/4/14	Brazilian Real 3,415,000	United States Dollar 1,407,493	Bank of America	—	(7,611)	(7,611)
2/4/14	Brazilian Real 2,243,000	United States Dollar 1,006,552	BNP Paribas	77,100	—	77,100
2/4/14	Brazilian Real 3,315,000	United States Dollar 1,366,278	Citibank NA	—	(7,388)	(7,388)
2/4/14	Brazilian Real 4,487,000	United States Dollar 2,014,095	Morgan Stanley & Co. International PLC	154,776	—	154,776
2/4/14	Euro 2,786,000	United States Dollar 3,769,458	Goldman Sachs International	11,981	—	11,981
2/4/14	Euro 5,572,000	United States Dollar 7,514,121	Goldman Sachs International	—	(833)	(833)
2/4/14	Euro 2,786,000	United States Dollar 3,750,235	Goldman Sachs International	—	(7,242)	(7,242)
2/4/14	Swiss Franc 6,870,520	United States Dollar 7,591,567	Goldman Sachs International	13,648	—	13,648
2/4/14	United States Dollar 1,399,590	Brazilian Real 3,415,000	Bank of America	15,514	—	15,514
2/4/14	United States Dollar 924,453	Brazilian Real 2,243,000	BNP Paribas	4,999	—	4,999
2/4/14	United States Dollar 1,357,494	Brazilian Real 3,315,000	Citibank NA	16,172	—	16,172
2/4/14	United States Dollar 3,757,060	Euro 2,786,000	Goldman Sachs International	417	—	417

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/4/14	United States Dollar 3,757,060	Euro 2,786,000	Goldman Sachs International	$417	$—	$417
2/4/14	United States Dollar 7,589,806	Swiss Franc 6,870,520	Goldman Sachs International	—	(11,887)	(11,887)
2/4/14	United States Dollar 7,585,080	Euro 5,572,000	Goldman Sachs International	—	(70,126)	(70,126)
2/4/14	United States Dollar 1,849,318	Brazilian Real 4,487,000	Morgan Stanley & Co. International PLC	10,000	—	10,000
2/5/14	Euro 8,656,000	United States Dollar 11,748,962	Goldman Sachs International	74,616	—	74,616
2/5/14	Philippine Peso 20,560,000	United States Dollar 459,257	Barclays Bank PLC	5,612	—	5,612
2/5/14	Romanian Leu 11,479,000	Euro 2,538,984	Standard Chartered Bank	—	(16,883)	(16,883)
2/5/14	United States Dollar 392,285	Ugandan Shilling 991,500,000	Barclays Bank PLC	8,526	—	8,526
2/5/14	United States Dollar 782,526	Ugandan Shilling 1,939,490,000	Citibank NA	1,507	—	1,507
2/5/14	United States Dollar 958,389	Nigerian Naira 156,505,000	Deutsche Bank	3,641	—	3,641
2/5/14	United States Dollar 5,222,733	Euro 3,873,569	Goldman Sachs International	1,549	—	1,549
2/5/14	United States Dollar 254,018	Euro 185,933	Goldman Sachs International	—	(3,250)	(3,250)
2/5/14	United States Dollar 6,289,802	Euro 4,596,498	Goldman Sachs International	—	(90,506)	(90,506)
2/5/14	United States Dollar 759,378	Ugandan Shilling 1,920,846,007	Standard Chartered Bank	17,118	—	17,118
2/6/14	Nigerian Naira 293,067,565	United States Dollar 1,738,654	Deutsche Bank	—	(62,578)	(62,578)
2/6/14	Romanian Leu 6,834,600	Euro 1,508,109	JPMorgan Chase Bank	—	(14,729)	(14,729)
2/6/14	United States Dollar 2,043,275	Nigerian Naira 349,400,000	Deutsche Bank	104,184	—	104,184
2/7/14	Norwegian Krone 33,640,000	Swedish Krona 35,964,322	Deutsche Bank	131,015	—	131,015
2/7/14	Swedish Krona 9,094,917	Norwegian Krone 8,408,000	Credit Suisse International	—	(48,921)	(48,921)
2/7/14	Swedish Krona 9,109,495	Norwegian Krone 8,409,000	Credit Suisse International	—	(50,987)	(50,987)
2/7/14	Swedish Krona 9,162,561	Norwegian Krone 8,412,000	Credit Suisse International	—	(58,608)	(58,608)
2/7/14	Swedish Krona 9,173,735	Norwegian Krone 8,411,000	Credit Suisse International	—	(60,473)	(60,473)
2/7/14	Thai Baht 24,290,000	United States Dollar 770,977	Deutsche Bank	35,264	—	35,264
2/7/14	Thai Baht 22,510,000	United States Dollar 714,286	Goldman Sachs International	32,487	—	32,487
2/10/14	Sri Lankan Rupee 27,547,235	United States Dollar 210,060	HSBC Bank USA	—	(526)	(526)
2/10/14	United States Dollar 318,369	Indian Rupee 20,002,000	Bank of America	522	—	522
2/11/14	Thai Baht 40,305,000	United States Dollar 1,278,753	Barclays Bank PLC	58,244	—	58,244
2/12/14	Euro 14,485,000	United States Dollar 19,552,143	Standard Chartered Bank	16,189	—	16,189
2/12/14	United States Dollar 2,394,792	Euro 1,770,000	Standard Chartered Bank	—	(7,589)	(7,589)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/12/14	United States Dollar 3,220,987	Euro 2,340,000	Standard Chartered Bank	$—	$(65,023)	$(65,023)
2/13/14	Malaysian Ringgit 4,719,000	United States Dollar 1,427,405	Nomura International PLC	17,681	—	17,681
2/13/14	Thai Baht 21,371,000	United States Dollar 669,518	Citibank NA	22,438	—	22,438
2/13/14	Thai Baht 21,819,000	United States Dollar 683,767	Goldman Sachs International	23,123	—	23,123
2/13/14	United States Dollar 14,927,443	Thai Baht 493,352,000	Bank of America	10,452	—	10,452
2/13/14	United States Dollar 756,185	Malaysian Ringgit 2,430,000	Bank of America	—	(30,262)	(30,262)
2/13/14	United States Dollar 616,615	Malaysian Ringgit 1,981,000	Citibank NA	—	(24,824)	(24,824)
2/13/14	United States Dollar 29,633,540	Malaysian Ringgit 95,420,000	Goldman Sachs International	—	(1,128,382)	(1,128,382)
2/14/14	United States Dollar 619,853	Nigerian Naira 101,439,000	Standard Chartered Bank	2,932	—	2,932
2/18/14	Japanese Yen 361,445,000	United States Dollar 3,621,167	Goldman Sachs International	83,261	—	83,261
2/18/14	United States Dollar 3,575,583	Japanese Yen 361,445,000	Goldman Sachs International	—	(37,677)	(37,677)
2/18/14	United States Dollar 674,686	Nigerian Naira 110,102,000	Standard Bank	921	—	921
2/19/14	Euro 362,000	United States Dollar 491,230	Bank of America	2,999	—	2,999
2/19/14	Euro 483,656	United States Dollar 650,503	Bank of America	—	(1,806)	(1,806)
2/19/14	United States Dollar 1,146,706	Euro 845,656	Bank of America	—	(6,166)	(6,166)
2/20/14	United States Dollar 10,498,818	Euro 7,854,863	Goldman Sachs International	95,077	—	95,077
2/21/14	Euro 3,069,321	United States Dollar 4,150,489	State Street Bank and Trust Co.	10,879	—	10,879
2/21/14	United States Dollar 798,025	Colombian Peso 1,543,700,000	Standard Chartered Bank	—	(33,021)	(33,021)
2/26/14	Euro 490,699	United States Dollar 675,202	Deutsche Bank	13,392	—	13,392
2/26/14	Euro 137,213	United States Dollar 188,623	Deutsche Bank	3,562	—	3,562
2/26/14	Euro 2,240,000	United States Dollar 3,023,462	Deutsche Bank	2,358	—	2,358
2/27/14	United States Dollar 1,984,899	Euro 1,485,025	Goldman Sachs International	17,965	—	17,965
2/28/14	United States Dollar 1,261,435	Indian Rupee 78,711,000	BNP Paribas	—	(10,650)	(10,650)
2/28/14	United States Dollar 371,914	Nigerian Naira 61,114,000	Standard Chartered Bank	2,589	—	2,589
2/28/14	United States Dollar 1,181,544	Indian Rupee 73,726,000	Standard Chartered Bank	—	(9,975)	(9,975)
3/5/14	Euro 330,679	United States Dollar 454,741	Bank of America	8,751	—	8,751
3/5/14	Euro 193,821	United States Dollar 267,509	Bank of America	6,100	—	6,100
3/5/14	Euro 383,000	United States Dollar 519,953	Bank of America	3,397	—	3,397
3/5/14	Euro 192,252	United States Dollar 260,196	Bank of America	904	—	904
3/5/14	Euro 111,770	Romanian Leu 507,624	Standard Chartered Bank	1,042	—	1,042

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/5/14	Romanian Leu 507,624	Euro 111,947	Standard Chartered Bank	$—	$(803)	$(803)
3/5/14	United States Dollar 1,503,185	Euro 1,099,752	Bank of America	—	(19,938)	(19,938)
3/6/14	Brazilian Real 51,382,000	United States Dollar 21,525,765	BNP Paribas	401,555	—	401,555
3/6/14	Brazilian Real 2,822,000	United States Dollar 1,202,386	BNP Paribas	42,203	—	42,203
3/6/14	United States Dollar 33,153,671	Brazilian Real 80,238,515	UBS AG	—	(165,947)	(165,947)
3/10/14	Mexican Peso 24,581,360	United States Dollar 1,870,470	BNP Paribas	37,416	—	37,416
3/10/14	South African Rand 62,294,288	United States Dollar 5,951,238	BNP Paribas	374,130	—	374,130
3/10/14	South African Rand 69,978,000	United States Dollar 6,601,698	Standard Chartered Bank	336,680	—	336,680
3/10/14	United States Dollar 10,152,720	Mexican Peso 133,158,000	Citibank NA	—	(223,009)	(223,009)
3/10/14	United States Dollar 31,224,042	Mexican Peso 409,518,922	Citibank NA	—	(685,849)	(685,849)
3/10/14	United States Dollar 4,660,997	South African Rand 50,425,000	Standard Chartered Bank	—	(146,528)	(146,528)
3/10/14	United States Dollar 23,395,899	South African Rand 247,996,530	Standard Chartered Bank	—	(1,193,167)	(1,193,167)
3/10/14	United States Dollar 6,003,766	South African Rand 67,448,915	Toronto-Dominion Bank	34,828	—	34,828
3/11/14	United States Dollar 1,183,244	Nigerian Naira 192,928,000	Citibank NA	—	(4,711)	(4,711)
3/12/14	United States Dollar 646,746	Nigerian Naira 106,422,000	Citibank NA	3,109	—	3,109
3/17/14	United States Dollar 647,345	Hungarian Forint 143,370,119	BNP Paribas	—	(29,857)	(29,857)
3/17/14	United States Dollar 2,075,743	Hungarian Forint 474,427,902	JPMorgan Chase Bank	—	(32,406)	(32,406)
3/17/14	United States Dollar 533,424	Nigerian Naira 87,855,000	Standard Chartered Bank	2,056	—	2,056
3/18/14	Euro 626,966	Israeli Shekel 3,030,000	JPMorgan Chase Bank	15,624	—	15,624
3/18/14	Euro 8,065,714	Polish Zloty 33,876,000	Standard Chartered Bank	—	(161,035)	(161,035)
3/18/14	Euro 10,783,150	Polish Zloty 45,289,232	Standard Chartered Bank	—	(215,290)	(215,290)
3/18/14	Israeli Shekel 18,113,000	United States Dollar 5,183,436	Standard Chartered Bank	35,131	—	35,131
3/18/14	Israeli Shekel 3,030,000	Euro 638,453	Standard Chartered Bank	—	(132)	(132)
3/18/14	Polish Zloty 12,768,517	United States Dollar 4,162,208	BNP Paribas	122,635	—	122,635
3/18/14	Polish Zloty 7,017,027	United States Dollar 2,277,880	Citibank NA	57,904	—	57,904
3/18/14	United States Dollar 5,157,754	Israeli Shekel 18,113,000	Bank of America	—	(9,449)	(9,449)
3/18/14	United States Dollar 28,774,299	Polish Zloty 87,751,541	Bank of America	—	(1,012,362)	(1,012,362)
3/19/14	Euro 2,209,000	United States Dollar 2,998,430	Bank of America	19,110	—	19,110
3/19/14	Euro 189,178	United States Dollar 256,060	Bank of America	912	—	912
3/21/14	Croatian Kuna 3,639,000	Euro 475,034	Citibank NA	—	(663)	(663)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/21/14	Croatian Kuna 2,148,000	Euro 278,889	Citibank NA	$—	$(2,429)	$(2,429)
3/21/14	Croatian Kuna 2,862,000	Euro 374,362	Deutsche Bank	500	—	500
3/21/14	Euro 3,170,298	Croatian Kuna 24,229,000	Deutsche Bank	—	(5,631)	(5,631)
3/31/14	United States Dollar 3,671,027	New Turkish Lira 8,559,000	Bank of America	55,127	—	55,127
3/31/14	United States Dollar 2,613,203	New Turkish Lira 5,976,470	JPMorgan Chase Bank	—	(11,351)	(11,351)
3/31/14	United States Dollar 3,519,194	New Turkish Lira 8,205,000	Standard Chartered Bank	52,847	—	52,847
4/2/14	Croatian Kuna 3,078,000	Euro 401,644	Citibank NA	—	(760)	(760)
4/2/14	Croatian Kuna 3,233,000	Euro 421,526	Citibank NA	—	(1,262)	(1,262)
4/2/14	Croatian Kuna 3,734,000	Euro 486,975	Citibank NA	—	(1,286)	(1,286)
4/2/14	Euro 8,429,378	United States Dollar 11,397,868	Nomura International PLC	28,928	—	28,928
4/3/14	Croatian Kuna 1,906,000	Euro 247,661	Citibank NA	—	(1,886)	(1,886)
4/3/14	Croatian Kuna 3,629,000	Euro 471,238	Citibank NA	—	(4,004)	(4,004)
4/7/14	United States Dollar 12,045,854	New Turkish Lira 26,693,612	HSBC Bank USA	—	(448,155)	(448,155)
4/9/14	Euro 2,498,01500	United States Dollar 3,396,273	JPMorgan Chase Bank	27,131	—	27,131
4/11/14	United States Dollar 232,968	Kenyan Shilling 21,468,000	Standard Chartered Bank	11,462	—	11,462
4/15/14	Hungarian Forint 694,305,139	Euro 2,308,349	Bank of America	129,367	—	129,367
4/15/14	Hungarian Forint 641,594,242	Euro 2,132,676	JPMorgan Chase Bank	118,972	—	118,972
4/16/14	Euro 1,644,000	United States Dollar 2,237,616	Australia and New Zealand Banking Group Limited	20,279	—	20,279
4/17/14	Euro 3,212,729	Polish Zloty 13,417,000	BNP Paribas	—	(96,778)	(96,778)
4/17/14	Euro 3,064,269	Polish Zloty 12,797,000	JPMorgan Chase Bank	—	(92,306)	(92,306)
4/17/14	United States Dollar 175,549	Khazakhstani Tenge 28,000,000	Citibank NA	2,277	—	2,277
4/17/14	United States Dollar 275,517	Khazakhstani Tenge 44,000,000	VTB Capital PLC	3,924	—	3,924
4/18/14	United States Dollar 272,727	Khazakhstani Tenge 43,500,000	VTB Capital PLC	3,496	—	3,496
4/23/14	United States Dollar 273,155	Khazakhstani Tenge 43,500,000	VTB Capital PLC	2,857	—	2,857
4/24/14	Israeli Shekel 12,158,100	United States Dollar 3,477,618	Standard Chartered Bank	23,607	—	23,607
4/24/14	United States Dollar 1,784,421	Israeli Shekel 6,237,800	Bank of America	—	(12,316)	(12,316)
4/24/14	United States Dollar 1,693,401	Israeli Shekel 5,920,300	Standard Chartered Bank	—	(11,495)	(11,495)
4/30/14	Euro 1,602,000	United States Dollar 2,180,674	Deutsche Bank	19,956	—	19,956
4/30/14	United States Dollar 2,185,961	Euro 1,602,000	Deutsche Bank	—	(25,243)	(25,243)
4/30/14	United States Dollar 7,851,955	Peruvian New Sol 22,488,000	Standard Chartered Bank	—	(9,804)	(9,804)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
5/5/14	Brazilian Real 3,415,000	United States Dollar 1,369,726	Bank of America	$—	$(13,678)	$(13,678)
5/5/14	Brazilian Real 3,315,000	United States Dollar 1,328,604	Citibank NA	—	(14,290)	(14,290)
5/7/14	Euro 2,844,000	United States Dollar 3,884,620	Goldman Sachs International	48,704	—	48,704
5/7/14	Philippine Peso 55,922,000	United States Dollar 1,247,618	BNP Paribas	16,247	—	16,247
5/7/14	United States Dollar 3,863,233	Euro 2,844,000	Goldman Sachs International	—	(27,317)	(27,317)
5/16/14	Russian Ruble 93,065,293	United States Dollar 2,751,539	Bank of America	160,319	—	160,319
5/16/14	Russian Ruble 92,062,596	United States Dollar 2,719,963	BNP Paribas	156,661	—	156,661
5/16/14	Russian Ruble 160,245,111	United States Dollar 4,733,697	HSBC Bank USA	271,987	—	271,987
5/16/14	Russian Ruble 18,049,893	United States Dollar 535,764	Standard Chartered Bank	33,200	—	33,200
5/16/14	United States Dollar 1,732,717	Russian Ruble 57,569,519	Bank of America	—	(129,807)	(129,807)
5/16/14	United States Dollar 4,926,788	Russian Ruble 164,209,853	Bank of America	—	(354,688)	(354,688)
5/16/14	United States Dollar 1,952,013	Russian Ruble 65,128,925	Citibank NA	—	(138,626)	(138,626)
5/16/14	United States Dollar 2,292,744	Russian Ruble 76,514,595	Standard Chartered Bank	—	(162,345)	(162,345)
5/27/14	Russian Ruble 70,765,696	United States Dollar 2,099,935	Bank of America	134,016	—	134,016
5/27/14	Russian Ruble 45,034,355	United States Dollar 1,326,491	Bank of America	75,406	—	75,406
5/27/14	Russian Ruble 63,684,000	United States Dollar 1,838,984	Bank of America	69,799	—	69,799
5/27/14	Russian Ruble 94,164,000	United States Dollar 2,804,169	BNP Paribas	188,230	—	188,230
5/27/14	Russian Ruble 213,377,348	United States Dollar 6,303,149	JPMorgan Chase Bank	375,383	—	375,383
5/27/14	Russian Ruble 34,439,557	United States Dollar 1,020,129	JPMorgan Chase Bank	63,375	—	63,375
5/27/14	Russian Ruble 447,178,652	United States Dollar 13,208,644	Morgan Stanley & Co. International PLC	785,722	—	785,722
5/27/14	United States Dollar 3,183,951	Russian Ruble 114,892,861	Bank of America	7,850	—	7,850
5/27/14	United States Dollar 741,831	Russian Ruble 24,695,562	Bank of America	—	(55,772)	(55,772)
5/27/14	United States Dollar 4,080,384	Russian Ruble 137,835,370	Bank of America	—	(251,225)	(251,225)
5/27/14	United States Dollar 4,345,774	Russian Ruble 144,021,666	Bank of America	—	(344,756)	(344,756)
5/27/14	United States Dollar 2,475,310	Russian Ruble 82,415,442	BNP Paribas	—	(185,754)	(185,754)
5/27/14	United States Dollar 6,145,310	Russian Ruble 212,812,100	Credit Suisse International	—	(233,248)	(233,248)
5/27/14	United States Dollar 13,395,590	Russian Ruble 443,862,887	Standard Chartered Bank	—	(1,064,782)	(1,064,782)
6/17/14	Indonesian Rupiah 1,791,351,000	United States Dollar 147,073	Standard Chartered Bank	3,919	—	3,919
7/21/14	Indonesian Rupiah 28,770,862,000	United States Dollar 2,221,688	Barclays Bank PLC	—	(61,156)	(61,156)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
7/21/14	United States Dollar 1,128,301	Indonesian Rupiah 12,834,424,000	Barclays Bank PLC	$—	$(109,945)	$(109,945)
7/21/14	United States Dollar 2,013,507	Indonesian Rupiah 22,752,632,000	Standard Chartered Bank	—	(208,184)	(208,184)
7/22/14	United States Dollar 755,571	Indonesian Rupiah 8,628,625,400	Goldman Sachs International	—	(71,070)	(71,070)
8/20/14	United States Dollar 1,769,747	Indonesian Rupiah 20,598,080,000	Standard Chartered Bank	—	(145,604)	(145,604)
9/9/14	Zambian Kwacha 283,000	United States Dollar 47,324	Standard Chartered Bank	—	(116)	(116)
9/23/14	Zambian Kwacha 1,455,000	United States Dollar 244,538	Barclays Bank PLC	1,671	—	1,671
9/23/14	Zambian Kwacha 1,278,000	United States Dollar 209,852	Barclays Bank PLC	—	(3,470)	(3,470)
9/30/14	United States Dollar 123,171	Azerbaijani Manat 101,000	Standard Bank	2,311	—	2,311
10/9/14	United States Dollar 246,626	Azerbaijani Manat 201,000	VTB Capital PLC	2,321	—	2,321
10/9/14	United States Dollar 245,549	Azerbaijani Manat 200,000	VTB Capital PLC	2,159	—	2,159
10/17/14	United States Dollar 394,270	Khazakhstani Tenge 65,094,000	Citibank NA	5,151	—	5,151
10/17/14	United States Dollar 349,519	Khazakhstani Tenge 57,758,000	Citibank NA	4,888	—	4,888
10/20/14	United States Dollar 278,619	Khazakhstani Tenge 46,000,000	Deutsche Bank	3,502	—	3,502
10/23/14	United States Dollar 182,094	Khazakhstani Tenge 30,000,000	JPMorgan Chase Bank	1,808	—	1,808
10/27/14	United States Dollar 257,654	Khazakhstani Tenge 42,500,000	HSBC Bank USA	2,704	—	2,704
11/12/14	United States Dollar 265,038	Khazakhstani Tenge 43,400,000	Deutsche Bank	49	—	49
11/14/14	United States Dollar 5,000,000	Armenian Dram 2,166,700,000	VTB Capital PLC	7,884	—	7,884
11/14/14	United States Dollar 3,000,000	Armenian Dram 1,300,020,000	VTB Capital PLC	4,730	—	4,730
12/30/14	United States Dollar 1,023,113	Uruguayan Peso 24,125,000	Citibank NA	—	(43,028)	(43,028)
1/8/15	United States Dollar 11,516,194	Khazakhstani Tenge 1,900,172,000	Citibank NA	—	(44,756)	(44,756)
1/12/15	United States Dollar 307,009	Ugandan Shilling 839,670,000	Citibank NA	5,042	—	5,042
1/12/15	United States Dollar 188,969	Ugandan Shilling 515,885,000	Standard Chartered Bank	2,752	—	2,752
1/16/15	United States Dollar 723,128	Uruguayan Peso 17,290,000	Citibank NA	—	(24,467)	(24,467)
1/20/15	United States Dollar 440,639	Ugandan Shilling 1,200,300,000	Barclays Bank PLC	4,710	—	4,710
1/23/15	United States Dollar 205,697	Ugandan Shilling 556,000,000	Citibank NA	470	—	470
1/23/15	United States Dollar 723,122	Uruguayan Peso 17,326,000	Citibank NA	—	(24,542)	(24,542)
1/29/15	United States Dollar 365,177	Ugandan Shilling 982,325,000	Barclays Bank PLC	—	(1,369)	(1,369)
3/31/15	United States Dollar 1,023,121	Uruguayan Peso 24,780,000	Citibank NA	—	(44,679)	(44,679)

				$5,650,918	$(10,272,074)	$(4,621,156)

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/14	71 Euro-Bobl	Short	$(12,051,102)	$(12,135,369)	$(84,267)
3/14	14 Euro-Bund	Short	(2,665,892)	(2,716,712)	(50,820)
3/14	7 U.S. 2-Year Deliverable Interest Rate Swap	Short	(703,367)	(703,171)	196
3/14	28 U.S. 5-Year Deliverable Interest Rate Swap	Short	(2,834,453)	(2,840,250)	(5,797)
3/14	33 U.S. 10-Year Deliverable Interest Rate Swap	Short	(3,366,779)	(3,417,047)	(50,268)
3/14	35 IMM 5-Year Interest Rate Swap	Long	3,509,100	3,490,147	(18,953)
3/14	30 IMM 10-Year Interest Rate Swap	Long	3,017,700	2,957,850	(59,850)
12/14	9 LME Copper	Long	1,636,875	1,582,425	(54,450)
12/14	9 LME Copper	Short	(1,648,207)	(1,582,425)	65,782

					$(258,427)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	319,000	Receives	6-month HUF BUBOR	4.57%	11/14/18	$4,719
LCH.Clearnet	HUF	409,000	Receives	6-month HUF BUBOR	4.43	11/15/18	16,629
LCH.Clearnet	PLN	20,000	Pays	6-month PLN WIBOR	3.04	5/8/23	(552,039)

							$(530,691)

HUF	-	Hungarian Forint

PLN	-	Polish Zloty

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	BRL	27,769	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$(130,443)
Bank of America	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	15,448
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	71,556
Bank of America	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	20,198
Bank of America	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(2,057)
Bank of America	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	15,099
Bank of America	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	25,282
Bank of America	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	22,042
Bank of America	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	8,202
Bank of America	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	4,529
Bank of America	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	15,097

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95%	9/14/20	$56,591
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	294,907
Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	(10,494)
Barclays Bank PLC	MXN	48,400	Pays	Mexico Interbank TIIE 28 Day	7.11	5/21/21	140,911
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	12,406
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	40,464
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	(37,897)
Barclays Bank PLC	PLN	8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	102,859
Barclays Bank PLC	PLN	14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	166,013
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	33,199
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	15,585
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	3,465
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	24,947
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	7,139
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	2,591
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	66,452
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	72,973
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	(38,969)
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	29,999
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	341
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	3,421
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	950
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(909,813)
Citibank NA	BRL	27,651	Pays	Brazil CETIP Interbank Deposit Rate	10.38	1/4/16	(319,714)
Citibank NA	MYR	17,300	Pays	3-month MYR KLIBOR	3.72	5/7/22	(285,101)
Citibank NA	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	38,706
Citibank NA	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	20,553
Citibank NA	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	14,556
Citibank NA	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	12,195
Citibank NA	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	1,220
Citibank NA	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	1,096

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank NA	PLN	3,980	Receives	6-month PLN WIBOR	3.60%	11/19/17	$7,461
Citibank NA	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	2,679
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	27,861
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	94,540
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(142,412)
Credit Suisse International	PLN	1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	15,430
Deutsche Bank	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	(16,534)
Deutsche Bank	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	233,566
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	10,448
Deutsche Bank	PLN	5,400	Pays	6-month PLN WIBOR	4.85	4/23/14	62,503
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	75,620
Deutsche Bank	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	23,047
Deutsche Bank	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	48,259
Deutsche Bank	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	22,943
Deutsche Bank	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	16,398
Deutsche Bank	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	10,368
Deutsche Bank	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	1,870
Deutsche Bank	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	414
Goldman Sachs International	BRL	370	Pays	Brazil CETIP Interbank Deposit Rate	13.05	1/2/23	(2,278)
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	9,439
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	452,372
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	399,650
HSBC Bank USA	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	167,598
HSBC Bank USA	PLN	35,600	Pays	6-month PLN WIBOR	4.02	11/6/15	198,047
HSBC Bank USA	THB	262,000	Pays	6-month THBFIX	2.67	10/21/15	55,767
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26	8/19/20	(7,496)
HSBC Bank USA	THB	159,000	Pays	6-month THBFIX	3.50	11/25/20	32,963
JPMorgan Chase Bank	BRL	11,100	Pays	Brazil CETIP Interbank Deposit Rate	9.19	1/2/17	(378,345)
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	(5,488)
JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	20,796
JPMorgan Chase Bank	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	8,094
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	234,434

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91%	10/11/18	$134,318
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	(29,451)
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month ZAR JIBAR	9.05	10/12/15	97,715
Morgan Stanley & Co. International PLC	BRL	59,225	Pays	Brazil CETIP Interbank Deposit Rate	11.04	1/2/15	(45,353)
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexico Interbank TIIE 28 Day	4.82	9/4/14	49,991
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	30,919
Morgan Stanley & Co. International PLC	PLN	32,000	Pays	6-month PLN WIBOR	4.87	10/26/16	409,310
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	(58,037)
Nomura International PLC	BRL	10,506	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	(115,517)
Standard Bank	ZAR	62,500	Pays	3-month ZAR JIBAR	7.98	5/20/19	(28,155)
Standard Bank	ZAR	22,000	Pays	3-month ZAR JIBAR	7.93	6/2/21	(69,107)

							$1,683,151

BRL	-	Brazilian Real

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$280	1.00	%(1)	9/20/18	1.77%	$(9,179)	$9,640	$461
Romania	Goldman Sachs International	310	1.00	(1)	9/20/18	1.77	(10,162)	10,657	495
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.38	(3,107)	1,670	(1,437)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.38	(4,587)	2,353	(2,234)
South Africa	Bank of America	680	1.00	(1)	9/20/17	1.92	(21,028)	7,531	(13,497)
South Africa	Bank of America	920	1.00	(1)	9/20/17	1.92	(28,448)	11,431	(17,017)
South Africa	Bank of America	2,600	1.00	(1)	9/20/17	1.92	(80,401)	61,950	(18,451)
South Africa	Bank of America	3,040	1.00	(1)	9/20/17	1.92	(94,007)	28,437	(65,570)
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.38	(3,344)	2,013	(1,331)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.38	(4,439)	2,650	(1,789)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Barclays Bank PLC	$450	1.00	%(1)	9/20/17	1.92%	$(13,916)	$8,317	$(5,599)
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.92	(13,327)	7,428	(5,899)
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.92	(23,193)	14,365	(8,828)
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	1.92	(35,251)	18,474	(16,777)
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	1.38	(4,972)	6,662	1,690
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	1.38	(4,675)	3,068	(1,607)
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	1.38	(4,587)	2,765	(1,822)
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.92	(40,201)	33,561	(6,640)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.30	(1,834)	3,895	2,061
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.38	(3,611)	2,174	(1,437)
South Africa	Deutsche Bank	810	1.00	(1)	9/20/17	1.92	(25,048)	21,437	(3,611)
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/17	1.92	(61,847)	47,654	(14,193)
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	1.38	(4,853)	3,185	(1,668)
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	1.38	(4,824)	3,048	(1,776)
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.92	(15,771)	12,823	(2,948)
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.30	(5,500)	7,116	1,616
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.92	(12,368)	5,677	(6,691)
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.92	(154,608)	55,501	(99,107)
Turkey	Bank of America	6,387	1.00	(1)	12/20/17	2.35	(309,584)	117,787	(191,797)

Total		$36,273					$(998,672)	$513,269	$(485,403)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Austria	Barclays Bank PLC	$200	1.42%		3/20/14	$(659)	$—	$(659)
Egypt	Bank of America	550	1.00	(1)	9/20/15	33,149	(8,599)	24,550
Egypt	Citibank NA	650	1.00	(1)	12/20/15	45,336	(16,463)	28,873
Egypt	Citibank NA	100	1.00	(1)	6/20/20	20,799	(7,077)	13,722
Egypt	Credit Suisse International	1,085	1.00	(1)	12/20/15	75,676	(27,483)	48,193
Egypt	Credit Suisse International	375	1.00	(1)	12/20/15	26,155	(8,898)	17,257
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	12,625	(2,783)	9,842
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	7,533	(2,507)	5,026
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	97,647	(26,604)	71,043
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	64,865	(21,428)	43,437
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	20,799	(7,120)	13,679
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	10,399	(3,555)	6,844
Hungary	Barclays Bank PLC	500	1.00	(1)	3/20/17	19,186	(56,385)	(37,199)
Hungary	Goldman Sachs International	500	1.00	(1)	3/20/17	19,186	(55,729)	(36,543)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	1,093	(2,716)	(1,623)
Lebanon	Citibank NA	250	3.30		9/20/14	(3,727)	—	(3,727)
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	547	(1,358)	(811)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Citibank NA	$150	1.00	%(1)	12/20/14	$820	$(1,996)	$(1,176)
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	1,093	(2,757)	(1,664)
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	841	(1,603)	(762)
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	2,522	(4,781)	(2,259)
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	9,564	(11,201)	(1,637)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	27,327	(32,075)	(4,748)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	22,955	(28,242)	(5,287)
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	841	(1,480)	(639)
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	23,638	(28,929)	(5,291)
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	31,153	(37,970)	(6,817)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	262,916	(292,093)	(29,177)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(11,879)	11,853	(26)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(10,995)	10,147	(848)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	112,489	(138,303)	(25,814)
Russia	Bank of America	1,210	1.00	(1)	9/20/17	27,232	(32,971)	(5,739)
Russia	Bank of America	2,220	1.00	(1)	9/20/17	49,962	(85,754)	(35,792)
Russia	Barclays Bank PLC	800	1.00	(1)	9/20/17	18,005	(32,942)	(14,937)
Russia	Citibank NA	730	1.00	(1)	9/20/17	16,429	(18,454)	(2,025)
Russia	Credit Suisse International	1,330	1.00	(1)	9/20/17	29,932	(51,799)	(21,867)
Russia	Deutsche Bank	1,962	1.00	(1)	6/20/18	66,866	(30,845)	36,021
Russia	Deutsche Bank	1,580	1.00	(1)	6/20/18	53,847	(24,537)	29,310
Russia	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	9,452	(10,757)	(1,305)
Russia	JPMorgan Chase Bank	900	1.00	(1)	9/20/17	20,255	(22,759)	(2,504)
Russia	JPMorgan Chase Bank	1,163	1.00	(1)	6/20/18	39,635	(17,852)	21,783
Russia	JPMorgan Chase Bank	870	1.00	(1)	6/20/18	29,650	(13,708)	15,942
Russia	JPMorgan Chase Bank	500	1.00	(1)	6/20/18	17,041	(7,109)	9,932
Russia	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	10,803	(12,454)	(1,651)
South Africa	Bank of America	300	1.00	(1)	12/20/19	22,841	(8,187)	14,654
South Africa	Bank of America	775	1.00	(1)	12/20/20	73,465	(20,552)	52,913
South Africa	Bank of America	525	1.00	(1)	12/20/20	49,772	(15,271)	34,501
South Africa	Bank of America	3,040	1.00	(1)	9/20/22	380,659	(185,958)	194,701
South Africa	Bank of America	2,600	1.00	(1)	9/20/22	325,563	(221,613)	103,950
South Africa	Bank of America	920	1.00	(1)	9/20/22	115,189	(62,325)	52,864
South Africa	Bank of America	680	1.00	(1)	9/20/22	85,148	(43,984)	41,164
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	22,840	(9,463)	13,377
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	8,093	(2,450)	5,643
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	71,095	(21,002)	50,093
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	53,558	(14,927)	38,631
South Africa	Barclays Bank PLC	500	1.00	(1)	9/20/22	62,607	(36,592)	26,015
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/22	53,964	(33,831)	20,133
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/22	142,734	(84,376)	58,358
South Africa	BNP Paribas	500	1.00	(1)	9/20/22	62,608	(37,597)	25,011
South Africa	Citibank NA	150	1.00	(1)	12/20/19	11,421	(5,380)	6,041
South Africa	Citibank NA	100	1.00	(1)	3/20/20	8,093	(3,824)	4,269
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	8,093	(2,687)	5,406

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$100	1.00	%(1)	3/20/20	$8,093	$(3,269)	$4,824
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	73,465	(21,851)	51,614
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	74,887	(23,407)	51,480
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	79,634	(30,589)	49,045
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/22	162,781	(115,058)	47,723
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	45,159	(18,863)	26,296
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	57,824	(16,796)	41,028
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/22	250,433	(169,421)	81,012
South Africa	Deutsche Bank	810	1.00	(1)	9/20/22	101,426	(68,911)	32,515
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	77,257	(22,894)	54,363
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	77,730	(23,407)	54,323
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/22	63,861	(42,049)	21,812
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	7,614	(3,740)	3,874
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	7,613	(4,488)	3,125
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	8,093	(2,640)	5,453
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	8,093	(2,734)	5,359
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	8,093	(3,778)	4,315
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/22	626,027	(334,617)	291,410
South Africa	Nomura International PLC	400	1.00	(1)	9/20/22	50,083	(29,044)	21,039
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	5,423	(10,812)	(5,389)
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	10,579	(21,098)	(10,519)
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	24,684	(49,050)	(24,366)
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	24,331	(49,259)	(24,928)
Spain	Citibank NA	300	1.00	(1)	3/20/20	7,989	(5,043)	2,946
Spain	Citibank NA	300	1.00	(1)	3/20/20	7,989	(10,385)	(2,396)
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	7,989	(4,762)	3,227
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	7,989	(10,385)	(2,396)
Spain	Deutsche Bank	550	1.00	(1)	6/20/20	16,268	(24,868)	(8,600)
Spain	Deutsche Bank	670	1.00	(1)	12/20/20	23,626	(47,832)	(24,206)
Spain	Deutsche Bank	3,265	1.00	(1)	12/20/20	115,119	(199,898)	(84,779)
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	6,266	(12,761)	(6,495)
Tunisia	Barclays Bank PLC	350	1.00	(1)	9/20/17	28,960	(23,376)	5,584
Tunisia	Citibank NA	400	1.00	(1)	9/20/17	33,098	(27,997)	5,101
Tunisia	Deutsche Bank	600	1.00	(1)	6/20/17	45,591	(32,136)	13,455
Tunisia	Deutsche Bank	460	1.00	(1)	6/20/17	34,953	(26,006)	8,947
Tunisia	Goldman Sachs International	400	1.00	(1)	9/20/17	33,097	(23,582)	9,515
Tunisia	Goldman Sachs International	320	1.00	(1)	9/20/17	26,478	(19,857)	6,621
Tunisia	Goldman Sachs International	300	1.00	(1)	9/20/17	24,823	(19,583)	5,240

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Tunisia	JPMorgan Chase Bank	$410	1.00	%(1)	9/20/17	$33,925	$(28,077)	$5,848
Tunisia	Nomura International PLC	500	1.00	(1)	12/20/17	44,656	(39,740)	4,916

						$5,222,745	$(3,604,158)	$1,618,587

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $36,273,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 3,449,000 Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR- BBA + 50 bp on $422,468 (Notional Amount) plus Notional Amount at termination date	6/5/14	$12,994
Citibank NA	Total return on GTQ 2,400,000 Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR- BBA + 50 bp on $298,900 (Notional Amount) plus Notional Amount at termination date	6/9/14	4,098

				$17,092

GTQ	-	Guatemalan Quetzal

Written options activity for the fiscal year to date ended January 31, 2014 was as follows:

	Principal Amount of Contracts (000’s Omitted)		Principal Amount of Contracts (000’s Omitted)		Premiums Received
Outstanding, beginning of period	INR	1,198,251	COP	—	$324,746
Options written		—		3,195,079	165

Outstanding, end of period	INR	1,198,251	COP	3,195,079	$324,911

COP	-	Colombian Peso

INR	-	Indian Rupee

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures contracts*	$65,782	$(54,450)

		$65,782	$(54,450)

Credit	Credit default swaps	$5,250,005	$(1,025,932)

Total		$5,250,005	$(1,025,932)

Foreign Exchange	Currency options purchased	$13,449	$—
Foreign Exchange	Currency options written	—	(255,203)
Foreign Exchange	Forward foreign currency exchange contracts	$5,650,918	$(10,272,074)
Foreign Exchange	Total return swaps	17,092	—

Total		$5,681,459	$(10,527,277)

Interest Rate	Futures contracts*	$196	$(269,955)
Interest Rate	Interest rate swaps	4,315,812	(2,632,661)
Interest Rate	Interest rate swaps (Centrally Cleared)*	21,348	(552,039)

Total		$4,337,356	$(3,454,655)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts table and Centrally Cleared Swaps table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$473,184,440

Gross unrealized appreciation	$1,199,180
Gross unrealized depreciation	(62,879,860)

Net unrealized depreciation	$(61,680,680)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$327,714,184	$—	$327,714,184
Foreign Corporate Bonds	—	6,852,014	—	6,852,014
Currency Call Options Purchased	—	267	—	267
Currency Put Options Purchased	—	13,182	—	13,182
Short-Term Investments -
Foreign Government Securities	—	56,129,896	—	56,129,896
U.S. Treasury Obligations	—	4,899,662	—	4,899,662
Repurchase Agreements	—	8,056,423	—	8,056,423
Other	—	7,838,132	—	7,838,132
Total Investments	$—	$411,503,760	$—	$411,503,760
Forward Foreign Currency Exchange Contracts	$—	$5,650,918	$—	$5,650,918
Swap Contracts	—	9,604,257	—	9,604,257
Futures Contracts	65,978	—	—	65,978
Total	$65,978	$426,758,935	$—	$426,824,913

Liability Description
Currency Call Options Written	$—	$(52)	$—	$(52)
Currency Put Options Written	—	(255,151)	—	(255,151)
Securities Sold Short	—	(3,910,591)	—	(3,910,591)
Forward Foreign Currency Exchange Contracts	—	(10,272,074)	—	(10,272,074)
Swap Contracts	—	(4,210,632)	—	(4,210,632)
Futures Contracts	(324,405)	—	—	(324,405)
Total	$(324,405)	$(18,648,500)	$—	$(18,972,905)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014